Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Vessels and equipment	$ 40,928	$ 43,289
Tax losses carried forward	276,291	321,648
Other	17,075	22,141
Total deferred tax assets	334,294	387,078
Deferred tax liabilities:
Vessels and equipment	5,974	10,577
Long-term debt	1,691	3,218
Other	11,626	15,090
Total deferred tax liabilities	19,291	28,885
Net deferred tax assets	315,003	358,193
Valuation allowance	(290,015)	(322,491)
Net deferred tax assets	$ 24,988	$ 35,702